Consolidated Statements of Earnings and Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Of Earnings And Comprehensive Income Loss [Abstract]
Revenue from sales (note 4)	$ 23,163,016	$ 26,168,469
Royalty revenues	1,279,026	1,477,113
Total revenues	24,442,042	27,645,582
Cost of sales (note 6)	(16,827,594)	(18,944,321)
Other cost of sales - impairment loss on inventories (notes 4 et 6)		(2,376,969)
Cost of sales (note 6)	(16,827,594)	(21,321,290)
Gross margin	7,614,448	6,324,292
Research and development expenses, net of tax credits and grants of $82,584 (2018 - (($1,751,952)) (note 17)	(7,211,553)	(13,550,953)
Selling, general and administrative expenses	(15,285,716)	(15,304,920)
Litigation provisions (note 11)	(7,930,383)
Net gain on sale of assets (note 4)		23,702,312
Income (loss) from operating activities	(22,813,204)	1,170,731
Gain on loss of control of subsidiary (note 20 (a)(i))		8,783,613
Finance income (note 15)	246,652	227,465
Finance costs (note 15)	(455,136)	(2,446,279)
Change in fair value of derivative assets and liabilities		(36,347)
Income (loss) from non-operating activities	(208,484)	(2,255,161)
Income (loss) before income taxes	(23,021,688)	7,699,183
Income tax recovery (expense) (note 17)	(170,011)	1,640,200
Net income (loss)	(23,191,699)	9,339,383
Other comprehensive income
Unrealized gains on investments (note 20 (a)(i))	251,597	544,834
Net change in unrealized (loss) gains on derivatives designated as cash flow hedges (note 20 (a)(ii))	(19,090)	26,388
Reclassification to net income of accumulated realized gain on an investment		381,687
Total other comprehensive income	232,507	952,909
Total comprehensive income (loss)	(22,959,192)	10,292,292
Net income (loss) attributable to:
Equity holders of the Corporation	(23,191,699)	17,530,858
Non-controlling interest		(8,191,475)
Net income (loss)	(23,191,699)	9,339,383
Total comprehensive income (loss) attributable to:
Equity holders of the Corporation	(22,959,192)	18,483,767
Non-controlling interest		(8,191,475)
Total comprehensive income (loss)	$ (22,959,192)	$ 10,292,292
Basic and diluted income (loss) per share	$ (0.29)	$ 0.22
Basic weighted average number of common shares (note 18)	79,539,984	78,599,208
Diluted weighted average number of common shares (note 18)	79,539,984	79,359,296